Common Stock and Additional Paid-in Capital - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	10 Months Ended	9 Months Ended	12 Months Ended
	Jan. 18, 2008	Feb. 14, 2013	Jul. 15, 2009	Dec. 06, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 17, 2012 Ocean Rig [Member]	Dec. 21, 2010 Ocean Rig [Member]	Dec. 31, 2011 Ocean Rig Partial Spin Off [Member]	Oct. 05, 2011 Ocean Rig Partial Spin Off [Member]	Oct. 19, 2011 Ocean Rig Partial Spin Off [Member]	Oct. 05, 2011 Ocean Rig Partial Spin Off Fractional Shares [Member]	Dec. 31, 2012 Aggregate Treasury Stock [Member]
Treasury Stock, Shares, Acquired												255,036		11,000,000
Value of repurchase program				$ 500,000
Number of Ocean Rig common shares sold through a public offering		7,500,000						11,500,000
Sale Of Subsidiary Common Stock Percentage			25.00%						22.00%
Equity attributable to the controlling interest					2,846,460	3,145,328		81,760	153,092
Sale of Stock, Number of Shares Issued in Transaction									28,571,428
Sale of Stock, Price Per Share									$ 17.5
Proceeds from Divestiture of Interest in Consolidated Subsidiaries					180,485	0	488,301	180,485	488,301
Assets, Net								3,003,954	2,427,121
Issuance of Subsidiary Shares To Non Controlling Interest					0	0	153,092
Adjustments to Additional Paid in Capital, Reallocation of Non-controlling Interest										3,488	926
Stockholders' Equity Note, Spinoff Transaction											$ 60,191
Stockholders Rights Agreement Description	The Company’s Board of Directors declared a dividend payable of one preferred share purchase right, (“Right”), to purchase one one-thousandth of a share of the Company’s Series A Participating Preferred Stock for each outstanding common share.
Shares Distributed Spin Off Transaction											2,967,291		105